Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 55,924	$ 50,138	$ 9,507
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,309	13,299	12,795
Bad debt expense	173	0	0
Share-based compensation expenses	1,840	1,936	4,190
Loss on disposals of property and equipment	88	36	121
Gain on disposals of equity method investment	(54)	0	(313)
Loss (gain) on disposals of marketable securities, net	8	(648)	(350)
Unrealized loss (gain) on conversion option	0	(28)	934
Interest income from amortization of discount on investment in corporate bonds	0	(101)	(170)
Impairment loss on investment	0	1,299	0
Equity in losses of equity method investees	122	128	349
Valuation gain on financial liabilities	(160)	0	0
Issuance of new shares by subsidiary for royalties	49	0	0
Deferred income tax expense	7,409	8,851	6,492
Inventories write downs	10,759	12,418	9,138
Changes in operating assets and liabilities:
Accounts receivable	(65,106)	(34,467)	(21,068)
Accounts receivable from related parties	73,267	6,591	16,181
Inventories	(71,488)	(16,104)	(4,135)
Prepaid expenses and other current assets	(1,857)	1,421	951
Accounts payable	15,744	1,192	18,431
Income taxes payable	7,055	6,711	(5,616)
Other accrued expenses and other current liabilities	2,812	(172)	(2,092)
Other liabilities	229	(333)	(1,897)
Net cash provided by operating activities	51,123	52,167	43,448
Cash flows from investing activities:
Purchases of property and equipment	(18,412)	(6,560)	(18,859)
Proceeds from disposals of property and equipment	0	1	7
Purchases of available-for-sale marketable securities	(22,410)	(19,609)	(17,490)
Disposals of available-for-sale marketable securities	21,792	25,043	25,834
Disposals of equity method investments	0	0	371
Purchases of investment securities	(9,189)	(3)	0
Proceeds from (repayments of) refundable deposits, net	(541)	(106)	34
Pledges of restricted cash, cash equivalents and marketable securities	(1,761)	(7)	(94)
Cash increase (decrease) resulting from change in consolidated entity	(4)	546	0
Net cash used in investing activities	(30,525)	(695)	(10,197)
Cash flows from financing activities:
Payments of cash dividends	(42,394)	(10,680)	(21,224)
Excess tax benefits from share-based compensation	1,271	0	0
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Technologies Limited	0	97	17
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	64	436	3,224
Purchases of subsidiary shares from noncontrolling interests	(896)	(14)	(1,958)
Releases (pledges) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	(32,500)	11,200	(26,700)
Proceeds from issuances of new shares by subsidiaries	9,852	116	53
Payments to repurchase ordinary shares	0	(8,886)	(4,627)
Proceeds from short-term debt	352,320	304,000	277,200
Repayments of short-term debt	(319,820)	(315,200)	(250,000)
Net cash used in financing activities	(32,103)	(18,931)	(24,015)
Effect of foreign currency exchange rate changes on cash and cash equivalents	88	32	86
Net increase (decrease) in cash and cash equivalents	(11,417)	32,573	9,322
Cash and cash equivalents at beginning of year	138,737	106,164	96,842
Cash and cash equivalents at end of year	127,320	138,737	106,164
Supplemental disclosures of cash flow information:
Interest	401	352	490
Income taxes	3,272	456	6,326
Supplemental disclosures of non-cash investing activities:
Issuance of ordinary shares by Himax Display, Inc. to acquire the net assets of Spatial Photonics, Inc.	$ 0	$ 270	$ 0